UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21217
Investment Company Act File Number
Eaton Vance California Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Bond Fund II	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 182.5%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 6.5%
$1,060	Puerto Rico Electric Power Authority, 5.25%, 7/1/40	$989,404
1,000	Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	998,150
675	Vernon, Electric System Revenue, 5.125%, 8/1/21	686,597

		$2,674,151

General Obligations — 7.6%
$1,300	California, 5.50%, 11/1/35	$1,266,408
1,850	Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,863,228

		$3,129,636

Hospital — 18.6%
$1,330	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,334,442
1,445	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,312,407
620	California Statewide Communities Development Authority, (Cottage Health System), 5.00%, 11/1/40	555,607
1,330	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	1,160,412
500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	443,295
1,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	1,737,360
555	Washington Township Health Care District, 5.00%, 7/1/32	476,484
750	Washington Township Health Care District, 5.25%, 7/1/29	685,312

		$7,705,319

Insured-Electric Utilities — 9.6%
$1,475	Glendale Electric, (NPFG), 5.00%, 2/1/32	$1,424,599
1,500	Los Angeles Department of Water and Power, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	1,545,705
1,000	Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,002,770

		$3,973,074

Insured-Escrowed/Prerefunded — 9.1%
$1,025	California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	$1,120,653
3,130	Clovis Unified School District, (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	2,223,114
395	Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	412,585

		$3,756,352

Insured-General Obligations — 45.4%
$740	Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$729,721
7,125	Arcadia Unified School District, (AGM), 0.00%, 8/1/38	1,039,965
3,115	Arcadia Unified School District, (AGM), 0.00%, 8/1/40	397,692
3,270	Arcadia Unified School District, (AGM), 0.00%, 8/1/41	389,784
1,500	Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,530,015
19,350	Chabot-Las Positas Community College District, (AMBAC), 0.00%, 8/1/43	1,998,081
6,675	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	1,252,631
865	El Camino Hospital District, (NPFG), 4.45%, 8/1/36	752,368
975	Long Beach Unified School District, (Election of 1999), (AGM), 5.00%, 8/1/31	952,897
2,075	Los Angeles Community College District, (Election of 2001), (AGM), (FGIC), 5.00%, 8/1/32	2,025,408
1,000	Mount Diablo Unified School District, (AGM), 5.00%, 8/1/25	1,004,530
1,250	Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,247,425
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), (NPFG), 0.00%, 9/1/21	2,505,868
1,390	Santa Clara Unified School District, (Election of 2004), (AGM), 4.375%, 7/1/30	1,268,333
3,200	Union Elementary School District, (FGIC), (NPFG), 0.00%, 9/1/22	1,671,072

		$18,765,790

Principal
Amount
(000’s omitted)	Security	Value
Insured-Hospital — 6.8%
$1,250	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,169,700
1,750	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,656,498

		$2,826,198

Insured-Lease Revenue/Certificates of Participation — 10.1%
$1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,456,562
1,750	San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	1,705,340
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,014,252

		$4,176,154

Insured-Private Education — 1.0%
$420	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$406,140

		$406,140

Insured-Public Education — 11.3%
$2,000	California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$1,934,640
2,860	California State University, (AMBAC), 5.00%, 11/1/33	2,725,122

		$4,659,762

Insured-Sewer Revenue — 2.0%
$1,000	Clovis Public Financing Authority, Wastewater Revenue, (AMBAC), 4.50%, 8/1/38	$826,880

		$826,880

Insured-Special Assessment Revenue — 6.7%
$2,000	Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$1,730,980
1,250	Los Osos Community Services District, (Wastewater Assessment District No. 1), (NPFG), 5.00%, 9/2/33	1,046,588

		$2,777,568

Insured-Special Tax Revenue — 9.0%
$1,535	Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,138,387
11,485	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	598,713
2,320	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	258,680
4,600	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	474,582
2,905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	278,037
1,000	Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	980,050

		$3,728,449

Insured-Transportation — 2.2%
$3,520	San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$926,922

		$926,922

Insured-Water Revenue — 13.4%
$1,235	Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,168,273
100	East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	101,310
1,445	East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	1,463,930
1,500	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,093,380
445	Riverside, Water Revenue, (AGM), 5.00%, 10/1/38	436,776
1,475	Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	1,260,063

		$5,523,732

Principal
Amount
(000’s omitted)	Security	Value
Private Education — 12.7%
$780	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$777,083
380	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	369,288
890	California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	888,389
1,155	California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/40	1,134,960
500	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(2)	500,035
750	California Educational Facilities Authority, (Stanford University), 5.25%, 4/1/40	810,765
735	California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38	749,700

		$5,230,220

Public Education — 2.5%
$1,000	University of California, 5.25%, 5/15/39	$1,013,800

		$1,013,800

Transportation — 5.5%
$540	Long Beach, Harbor Revenue, 5.00%, 5/15/27	$549,882
1,060	Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(3)	1,026,567
780	San Francisco City & County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/40	718,162

		$2,294,611

Water and Sewer — 2.5%
$1,050	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 1/1/39	$1,053,780

		$1,053,780

Total Tax-Exempt Investments — 182.5% (identified cost $83,578,951)		$75,448,538

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.2)%		$(25,701,245)

Other Assets, Less Liabilities — (20.3)%		$(8,401,873)

Net Assets Applicable to Common Shares — 100.0%		$41,345,420

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 69.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 24.5% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $231,568.

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	18 U.S. 30-Year Treasury Bond	Short	$(2,277,781)	$(2,198,250)	$79,531

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
Bank of America	$1,812,500	4.092%	3-month USD- LIBOR-BBA	February 24, 2011/ February 24, 2041	$16,247

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $95,778.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$74,658,889

Gross unrealized appreciation	$800,655
Gross unrealized depreciation	(8,716,006)

Net unrealized depreciation	$(7,915,351)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$75,448,538	$—	$75,448,538

Total Investments	$—	$75,448,538	$—	$75,448,538

Futures Contracts	$79,531	$—	$—	$79,531
Interest Rate Swaps	—	16,247	—	16,247

Total	$79,531	$75,464,785	$—	$75,544,316

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 23, 2011